Share-based Compensation - Range of Exercise Prices and Expiry Dates Outstanding Stock-options (Detail) - Employee 2017 EIP [Member]	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Total outstanding options | shares	7,035,388	4,626,385	3,028,275
Total outstanding options out of which are exercisable | shares	2,083,159	1,312,557
Weighted-average remaining contractual life (in years)	8 years 7 months 6 days	8 years 9 months 18 days
15.00 to 17.99 [Member]
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Total outstanding options | shares	361,500	361,500
15.00 to 17.99 [Member] | Bottom of range [Member]
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Range of exercise prices	$ 15.00	$ 15.00
15.00 to 17.99 [Member] | Top of range [Member]
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Range of exercise prices	$ 17.99	$ 17.99
12.00 to 14.99 [Member]
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Total outstanding options | shares	1,050,143	1,276,240
12.00 to 14.99 [Member] | Bottom of range [Member]
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Range of exercise prices	$ 12.00	$ 12.00
12.00 to 14.99 [Member] | Top of range [Member]
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Range of exercise prices	$ 14.99	$ 14.99
9.00 to 11.99 [Member]
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Total outstanding options | shares	1,331,981	1,458,595
9.00 to 11.99 [Member] | Bottom of range [Member]
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Range of exercise prices	$ 9.00	$ 9.00
9.00 to 11.99 [Member] | Top of range [Member]
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Range of exercise prices	$ 11.99	$ 11.99
6.00 to 8.99 [Member]
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Total outstanding options | shares	161,979	1,530,050
6.00 to 8.99 [Member] | Bottom of range [Member]
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Range of exercise prices	$ 6.00	$ 6.00
6.00 to 8.99 [Member] | Top of range [Member]
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Range of exercise prices	$ 8.99	$ 8.99
1.50 to 5.99 [Member]
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Total outstanding options | shares	4,129,785
1.50 to 5.99 [Member] | Bottom of range [Member]
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Range of exercise prices	$ 1.50
1.50 to 5.99 [Member] | Top of range [Member]
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Range of exercise prices	$ 5.99